Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Net Deferred Tax Assets and Liabilities

The components of net deferred tax assets and liabilities at December 31, 2020 and 2019 are set forth below:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Federal NOL Carryforward	$1,794,200	$2,316,300
UNICAP	193,000	777,800
Lease Liability	176,700	-
Stock Based compensation	9,200	-
Investments	57,100	-
Total assets	2,230,200	3,094,100
Deferred tax liabilities:
Property and equipment	1,705,400	2,922,500

Right of use assets	183,500	-
Total liabilities	1,888,900	2,922,500
Subtotal deferred tax assets (liabilities)	341,300	171,600
Valuation Allowance	(341,300)	-
Net deferred tax assets (liabilities)	$-	$171,600

Schedule of Components of Income Tax Expense and the Effective Tax Rates

The components of income tax expense and the effective tax rates for the years ended December 31, 2020 and 2019 are as follows:

	Years Ended December 31,
	2020	2019

Current:
Federal	$-	$-
Total Current	-	-
Deferred:
Federal	(224,500)	(634,600)
Total Deferred	(224,500)	(634,600)
Valuation Allowance	341,300	-
Total Income Tax (Benefit) Expense	$116,800	$(634,600)

Schedule of Expected Income Tax Rate

The expected tax rate differs from the U.S. Federal statutory rate as follows:

	2020	2019
US Federal statutory rate	21%	21%
Adjustment for Deferred Tax	(16.3%)	124%
PPP Loan forgiveness	3.2%	0%
Change in Federal Valuation Allowance	(9.4%)	0%
Non-controlling interest	(1.3%)	0%
Other	(0.4%)	0%
Effective Tax Rate	(3.2%)	145%